Equity - contributed equity - Summary of movements in ordinary share capital (Detail)													12 Months Ended
	Jun. 30, 2021 AUD ($) $ / shares shares	Jun. 30, 2021 $ / shares	May 21, 2021 $ / shares	Apr. 28, 2021 $ / shares	Mar. 15, 2021 $ / shares	Mar. 02, 2021 $ / shares	Oct. 26, 2020 $ / shares	Oct. 12, 2020 $ / shares	Aug. 28, 2020 $ / shares	May 11, 2020 $ / shares	Apr. 16, 2020 $ / shares	Nov. 01, 2019 $ / shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($) shares	Jun. 30, 2019 AUD ($) shares
Disclosure of classes of share capital [line items]
Beginning Balance													$ 14,125,000	$ 14,195,000	$ 19,242,000
Issue of shares													273,000	12,972,000	5,406,000
Ending balance	$ 37,851,000												$ 37,851,000	$ 14,125,000	$ 14,195,000
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance | shares													94,598,369	62,166,673
Ending Balance | shares	132,012,209												132,012,209	94,598,369	62,166,673
Beginning Balance													$ 48,781,214	$ 36,641,519	$ 31,576,000
Issue of shares													273,000	12,972,000	5,406,000
Ending balance	$ 80,290,062												$ 80,290,062	$ 48,781,214	$ 36,641,519
Share Placement [member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares				$ 1.407							$ 0.400	$ 0.400
Share Placement [member] | Contributed equity [member] | 1 November 2019 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares														10,000,000
Issue of shares														$ 4,000,000
Share Placement [member] | Contributed equity [member] | 16 April 2020 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares														18,041,667
Issue of shares														$ 7,216,667
Share Placement [member] | Contributed equity [member] | 28 April 2021 {Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares													3,037,580
Issue of shares													$ 4,274,633
Share purchase plan [member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares										$ 0.400
Share purchase plan [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares														4,390,010
Issue of shares														$ 1,756,004
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price | (per share)	$ 0.000	$ 0.000
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares													$ (1,673,388)	$ (833,052)
Conversion of options [member]
Disclosure of classes of share capital [line items]
Issue price | (per share)	$ 4.000				$ 0.493	$ 0.635			$ 0.493
Conversion of options [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares														19
Issue of shares														$ 76
Conversion of options [member] | Contributed equity [member] | 2 March 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares													391,500
Issue of shares													$ 248,661
Conversion of options [member] | Contributed equity [member] | 15 March 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares													25,000
Issue of shares													$ 12,313
Conversion of options [member] | Contributed equity [member] | 28 August 2020 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares													25,000
Issue of shares													$ 12,313
Institutional placement under ANREO [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares								$ 0.800
Institutional placement under ANREO [Member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares													20,525,820
Issue of shares													$ 16,420,656
Retail placement under ANREO [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares							$ 0.800
Retail placement under ANREO [Member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares													11,017,075
Issue of shares													$ 8,813,660
Issued on achievement of a milestone [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares			$ 1.421
Issued on achievement of a milestone [Member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares													2,391,865
Issue of shares													$ 3,400,000